Other Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Other information
Revenues from rentals of flight equipment	$ 1,101,205,000	$ 1,111,453,000	$ 2,223,430,000	$ 2,252,374,000	$ 4,454,405,000	$ 4,726,502,000	$ 4,928,253,000
Number of industries in which the entity operates					1
Currency Risk
Foreign currency transaction (losses) gains included in Interest and other income					(2,400,000)	(2,300,000)	5,500,000
Total revenues from rentals of flight equipment | AeroTurbine
Other information
Revenues from rentals of flight equipment since acquisition date					19,874,000
Total revenues from rentals of flight equipment | Concentration of Credit Risk | Ceased operations, filed bankruptcy or equivalent
Other information
Revenues from rentals of flight equipment					19,600,000
Revenues from rentals of flight equipment (as a percent)					0.43%
Total revenues from rentals of flight equipment | Concentration of Credit Risk | Subsequent event | Ceased operations, filed bankruptcy or equivalent
Other information
Revenues from rentals of flight equipment					159,600,000
Revenues from rentals of flight equipment (as a percent)					3.53%
Total revenues from rentals of flight equipment | Geographic Concentration
Other information
Revenues from rentals of flight equipment					4,454,405,000	4,726,502,000	4,928,253,000
Revenues from rentals of flight equipment (as a percent)					100.00%	100.00%	100.00%
Total revenues from rentals of flight equipment | Geographic Concentration | Outside the U.S.
Other information
Revenues from rentals of flight equipment					4,200,000,000	4,400,000,000	4,600,000,000
Revenues from rentals of flight equipment (as a percent)					94.40%	93.60%	92.90%
Total revenues from rentals of flight equipment | Geographic Concentration | Europe
Other information
Revenues from rentals of flight equipment					1,953,475,000	2,103,058,000	2,195,516,000
Revenues from rentals of flight equipment (as a percent)					43.80%	44.50%	44.60%
Total revenues from rentals of flight equipment | Geographic Concentration | Asia and the Pacific
Other information
Revenues from rentals of flight equipment					1,356,603,000	1,455,873,000	1,503,241,000
Revenues from rentals of flight equipment (as a percent)					30.50%	30.80%	30.50%
Total revenues from rentals of flight equipment | Geographic Concentration | The Middle East and Africa
Other information
Revenues from rentals of flight equipment					555,058,000	585,679,000	412,687,000
Revenues from rentals of flight equipment (as a percent)					12.50%	12.40%	8.40%
Total revenues from rentals of flight equipment | Geographic Concentration | The Middle East and Africa | Previously reported
Other information
Revenues from rentals of flight equipment						375,496,000
Revenues from rentals of flight equipment (as a percent)						7.90%
Total revenues from rentals of flight equipment | Geographic Concentration | US and Canada
Other information
Revenues from rentals of flight equipment					362,143,000	375,496,000	228,126,000
Revenues from rentals of flight equipment (as a percent)					8.10%	7.90%	4.60%
Total revenues from rentals of flight equipment | Geographic Concentration | US and Canada | Previously reported
Other information
Revenues from rentals of flight equipment						206,396,000
Revenues from rentals of flight equipment (as a percent)						4.40%
Total revenues from rentals of flight equipment | Geographic Concentration | Central and South America and Mexico
Other information
Revenues from rentals of flight equipment					227,126,000	206,396,000	588,683,000
Revenues from rentals of flight equipment (as a percent)					5.10%	4.40%	11.90%
Total revenues from rentals of flight equipment | Geographic Concentration | Central and South America and Mexico | Previously reported
Other information
Revenues from rentals of flight equipment						585,679,000
Revenues from rentals of flight equipment (as a percent)						12.40%
Total revenues from rentals of flight equipment | Geographic Concentration | China
Other information
Revenues from rentals of flight equipment					766,350,000	815,683,000	879,073,000
Revenues from rentals of flight equipment (as a percent)					17.20%	17.30%	18.30%
Total revenues from rentals of flight equipment | Geographic Concentration | France
Other information
Revenues from rentals of flight equipment					$ 487,027,000	$ 516,899,000	$ 526,283,000
Revenues from rentals of flight equipment (as a percent)					10.90%	10.90%	10.90%